Summary Of Significant Accounting Policies (Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 349.1	$ 316.8	$ 300.9
Losses on disposal of land, buildings and equipment	7.1	6.9	0.3
Buildings And Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 340.6	$ 308.7	$ 293.2